Operating segments - additional information	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Disclosure of entity's operating segments [text block]

Notes to the 2018 financial statements
continued

3 Operating segments – additional information

	2018	2017	2016	2018	2017	2016
Consolidated sales revenue by destination (a)%		%	%	US$m	US$m	US$m
China	44.6	44.2	43.6	18,061	17,706	14,742
Asia (excluding China and Japan)	11.5	12.8	13.9	4,665	5,108	4,692
United States of America	15.5	14.3	13.9	6,278	5,716	4,709
Japan	9.6	11.7	11.3	3,873	4,701	3,809
Europe (excluding UK)	9.1	7.5	7.6	3,706	3,015	2,579
Canada	3.2	2.8	3.0	1,340	1,111	1,024
Australia	1.8	1.8	2.0	720	710	675
UK	1.0	1.1	1.2	386	449	391
Other countries	3.7	3.8	3.5	1,493	1,514	1,160
Consolidated sales revenue	100.0	100.0	100.0	40,522	40,030	33,781

(a)

Consolidated sales revenue by geographical destination is based on the ultimate country of destination of the product, if known. If the eventual destination of the product sold through traders is not known then revenue is allocated to the location of the product at the time when control is transferred. Rio Tinto is domiciled in both the UK and Australia.

Consolidated sales revenue by product

Consolidated sales revenues of the Group are derived from the following products sold to external customers:

	Revenue from contracts with customers	Other revenue (a)	Consolidated sales revenue	Consolidated sales revenue	Consolidated sales revenue
	2018	2018	2018	2017	2016
	US$m	US$m	US$m	US$m	US$m
Iron ore	19,888	(21)	19,867	20,010	15,855
Aluminium	12,041	(22)	12,019	10,864	9,342
Copper	2,420	(32)	2,388	1,760	1,609
Coal	986	3	989	2,822	2,567
Industrial minerals	2,093	-	2,093	2,060	1,954
Gold	869	-	869	378	608
Diamonds	695	-	695	706	613
Other	1,602	-	1,602	1,430	1,233
Consolidated sales revenue	40,594	(72)	40,522	40,030	33,781
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales			2,313	1,837	1,555
Gross sales revenue			42,835	41,867	35,336

(a)

Certain of the Group’s products may be provisionally priced at the date revenue is recognised. The change in value of the provisionally priced receivables is based on relevant forward market prices and is included in “Other revenue” above. In prior periods there was no equivalent requirement under IAS 18 to separate out such provisional price movements and therefore this was not separately disclosed.

Non-current assets other than excluded items (a)

The total of non-current assets other than items excluded is shown by location below. This is allocated based on the location of the business units holding the assets.

		Adjusted (b)
	2018	2017
	US$m	US$m
Australia	28,592	32,890
Canada	13,775	14,822
Mongolia	9,912	8,582
United States of America	4,815	4,812
Africa	3,476	3,781
South America	3,047	3,304
Indonesia	-	1,458
Europe (excluding France and the UK)	50	362
UK	59	66
France	79	94
Other countries	850	892
	64,655	71,063

Non-current assets excluded from analysis above:
Deferred tax assets	3,137	3,395
Other financial assets (including loans to equity accounted units)	814	510
Quasi equity loans to equity accounted units (c)	129	159
Tax recoverable	8	30
Trade and other receivables	1,304	1,397
Total non-current assets per balance sheet	70,047	76,554

(a)

Allocation of non-current assets by country is based on the location of the business units holding the assets. It includes investments in equity accounted units totalling US$4,170 million (2017: US$4,327 million) which represents the Group’s share of net assets excluding quasi equity loans shown separately within “Loans to equity accounted units” above.

(b)

The 2017 comparatives above have been amended to correct the allocation of non-current assets other than excluded items by location. The impact is an increase in the amounts allocated to Canada and a decrease to the amounts allocated to France of US$182 million. There is no impact on the total non-current assets.

(c)

Loans to equity accounted units comprise quasi equity loans of US$129 million (2017: US$159 million) included in “Investments in equity accounted units” on the face of the balance sheet and non-current non-quasi equity loans of US$38 million (2017: US$39 million) shown within “Other financial assets”.